UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Symmetry Peak Management LLC

Address:    262 Harbor Drive,4th Floor
            Stamford, Connecticut 06902



13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory A. Boye
Title:  Chief Financial Officer
Phone:  203-564-4267


Signature, Place and Date of Signing:


/s/ Gregory A. Boye            Stamford, Connecticut        February 9, 2007
-------------------            ---------------------        -----------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total: $213,086
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number               Name

                        FORM 13F INFORMATION TABLE



COLUMN 1                               COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7    COLUMN 8

                                       TITLE OF                    VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                         CLASS           CUSIP      (x1000)  PRN AMT   PRN CALL  DISCRETION  MNGRS  SOLE   SHARED NONE
--------------                         -----           -----      -------  -------   --- ----  ----------  -----  ----   ------ ----
APPLE COMPUTER INC                     COM             037833100   16,968    200,000 SH        SOLE                 200,000
AUDIOCODES LTD                         ORD             M15342104    7,415    791,345 SH        SOLE                 791,345
BLUE COAT SYSTEMS INC                  COM NEW         09534T508    6,586    275,000 SH        SOLE                 275,000
BOULDER SPECIALTY BRANDS INC COM STK   COM             10153P108    1,437    169,000 SH        SOLE                 169,000
CHINA TECHFAITH WIRLS COMM T           SPONSORED ADR   169424108    9,271    860,000 SH        SOLE                 860,000
CHIPOTLE MEXICAN GRILL INC             CL A            169656105   10,830    190,000 SH        SOLE                 190,000
COLOR KINETICS INC                     COM             19624P100    4,815    225,536 SH        SOLE                 225,536
COMMVAULT SYSTEMS INC                  COM             204166102    8,947    447,108 SH        SOLE                 447,108
DEALERTRACK HLDGS INC                  COM             242309102   13,943    473,946 SH        SOLE                 473,946
DREAMWORKS ANIMATION SKG INC           CL A            26153C103    5,898    200,000 SH        SOLE                 200,000
EHEALTH INC                            COM             28238P109    4,234    210,525 SH        SOLE                 210,525
F5 NETWORKS INC                        COM             315616102    8,071    108,753 SH        SOLE                 108,753
FOCUS MEDIA HLDG LTD                   SPONSORED ADR   34415V109    6,142     92,521 SH        SOLE                  92,521
FUEL TECH INC                          COM             359523107    3,696    150,000 SH        SOLE                 150,000
GMARKET INC                            SPON ADR        38012G100    5,338    222,804 SH        SOLE                 222,804
GOOGLE INC                             CL A            38259P508   30,007     65,165 SH        SOLE                  65,165
IMMERSION CORP                         COM             452521107    1,373    189,417 SH        SOLE                 189,417
INTERNAP NETWORK SVCS CORP             COM PAR $.001   45885A300    7,967    400,953 SH        SOLE                 400,953
J CREW GROUP INC                       COM             46612H402    1,928     50,000 SH        SOLE                  50,000
KNOT INC                               COM             499184109    4,391    167,321 SH        SOLE                 167,321
NAVTEQ CORP                            COM             63936L100    6,120    175,000 SH        SOLE                 175,000
NETEASE COM INC                        SPONSORED ADR   64110W102    2,733    146,231 SH        SOLE                 146,231
NETLIST INC                            COM             64118P109      657     67,554 SH        SOLE                  67,554
OPTIUM CORP                            COM             68402T107   10,460    419,220 SH        SOLE                 419,220
SUPPORTSOFT INC                        COM             868587106    9,864  1,800,000 SH        SOLE               1,800,000
SYNAPTICS INC                          COM             87157D109    6,787    228,601 SH        SOLE                 228,601
TECHWELL INC                           COM             87874D101    4,098    255,189 SH        SOLE                 255,189
TESSERA TECHNOLOGIES INC               COM             88164L100    8,068    200,000 SH        SOLE                 200,000
THE9 LTD                               ADR             88337K104    5,043    156,531 SH        SOLE                 156,531
                                                                  213,086  8,937,720




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